Condensed Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	11 Months Ended
Dec. 31, 2020 shares
Statement of Stockholders' Equity [Abstract]
Net of underwriting discounts and offering costs	72,450,000